Risk management - NII-at-Risk banking books per business - year one (Details) - NII-at-Risk - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ (142)	€ (226)
Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	142	232
Wholesale Banking | Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	4	46
Wholesale Banking | Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(47)	(33)
Retail Banking Benelux | Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(88)	(122)
Retail Banking Benelux | Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	59	132
Retail Challengers & Growth Markets | Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(41)	(93)
Retail Challengers & Growth Markets | Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	113	75
Corporate Line Banking | Ramped Unfloored Parallel Downward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	(18)	(58)
Corporate Line Banking | Ramped Unfloored Parallel Upward
Disclosure Of Market Risk Exposure [Line Items]
Reportable ECL	€ 18	€ 58